Stock Incentive Plans (Details 2) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	825
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	$ 7.40
Vested, shares	(211)
Vested, Weighted Average Grant Date Fair Value	6.96
Granted, shares	332
Granted, Weighted Average Grant Date Fair Value	$ 11.11
Terminated, shares	(97)
Terminated, Weighted Average Grant Date Fair Value	$ 7.29
Ending Balance, Non-vested, shares	849
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	8.97
Restricted Stock [Member]
Non-vested stock incentive awards
Beginning Balance, Non-vested, shares	508
Beginning of Period, Non-vested , Weighted Average Grant Date Fair Value	44.91
Vested, shares	(228)
Vested, Weighted Average Grant Date Fair Value	47.38
Granted, shares	404
Granted, Weighted Average Grant Date Fair Value	$ 57.31
Terminated, shares	(83)
Terminated, Weighted Average Grant Date Fair Value	$ 42.75
Ending Balance, Non-vested, shares	601
Ending of Period, Non-vested, Weighted Average Grant Date Fair Value	$ 52.60